Cover	Jun. 13, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2023
Entity File Number	001-41047
Entity Registrant Name	Chain Bridge I
Entity Central Index Key	0001845149
Entity Tax Identification Number	98-1578955
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	330 Primrose Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	202
Local Phone Number	656-4257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable Warrant to acquire one Class A ordinary share [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable Warrant to acquire one Class A ordinary share
Trading Symbol	CBRGU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CBRG
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CBRGW
Security Exchange Name	NASDAQ